Property plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of carrying value of property, plant and equipment

Figures in million – SA rand	Notes	Total	Mine development, infrastructure and other	Land, mineral rights and rehabilitation	Exploration and evaluation assets
2023
Cost
Balance at beginning of the year		148,893	119,545	27,563	1,785
Additions		22,092	21,849	190	53
Change in estimates of rehabilitation assets[1]		(415)	27	(441)	(1)
Disposals		(688)	(676)	(12)	—
Derecognition of property, plant and equipment[2]		(3,156)	(2,552)	(511)	(93)
Transfers to right-of-use assets	15	(15)	(15)	—	—
Gain on remeasurement of previous interest in joint operation		320	320	—	—
Derecognition with deemed disposal of interest in joint operation[3]	19	(3,465)	(3,465)	—	—
Transfers between classes of property, plant and equipment		—	(703)	56	647
Assets acquired on acquisition of subsidiaries	16	7,259	5,760	1,144	355
Foreign currency translation		6,191	4,012	2,156	23
Balance at end of the year		177,016	144,102	30,145	2,769
Accumulated depreciation, amortisation and impairment
Balance at beginning of the year		71,984	63,446	6,753	1,785
Amortisation and depreciation	4	9,798	8,894	904	—
Impairment	10	38,492	16,844	21,236	412
Disposals		(630)	(618)	(12)	—
Derecognition of property, plant and equipment[2]		(3,151)	(2,547)	(511)	(93)
Derecognition with deemed disposal of interest in joint operation[3]		(2,438)	(2,438)	—	—
Depreciation capitalised to inventory		96	96	—	—
Foreign currency translation		1,527	1,155	358	14
Balance at end of the year		115,678	84,832	28,728	2,118
Carrying value at end of the year		61,338	59,270	1,417	651
1Includes a decrease to the environmental rehabilitation obligation of R419 million (see note 30), decrease to the right of recoverability liability of R6 million and a decrease to the right of recoverability asset of R10 million
2Included in the derecognition during the year, is short-term ore reserve development, which was capitalised up to 31 December 2021 and fully depreciated by 2023, and was derecognised, as well as other items of property, plant and equipment as no future economic benefits are expected from its use
3The carrying value of property, plant and equipment derecognised with disposal of interest in a joint operation amounts to R1,027 million (see note 19)

Figures in million – SA rand	Notes	Total	Mine development, infrastructure and other	Land, mineral rights and rehabilitation	Exploration and evaluation assets
2022
Cost
Balance at beginning of the year		129,946	103,216	24,955	1,775
Additions[1]		15,944	15,862	22	60
Change in estimates of rehabilitation assets[2]		(94)	(54)	(27)	(13)
Disposals		(246)	(225)	(21)	—
Derecognition of property, plant and equipment[3]		(3,340)	(3,339)	—	(1)
Transfers between classes of property, plant and equipment		—	275	38	(313)
Assets acquired on acquisition of subsidiaries		2,738	1,450	1,086	202
Foreign currency translation		3,945	2,360	1,510	75
Balance at end of the year		148,893	119,545	27,563	1,785
Accumulated depreciation, amortisation and impairment
Balance at beginning of the year		67,452	59,718	5,959	1,775
Amortisation and depreciation	4	6,981	6,402	579	—
Impairment	10	1	1	—	—
Disposals		(234)	(217)	(17)	—
Derecognition of property, plant and equipment[3]		(3,323)	(3,323)	—	—
Depreciation capitalised to inventory		132	132	—	—
Foreign currency translation		975	733	232	10
Balance at end of the year		71,984	63,446	6,753	1,785
Carrying value at end of the year		76,909	56,099	20,810	—
1During the year, amortisation and depreciation on assets used in the development of the Blitz project was capitalised. As a result, additions include non-cash additions (or amortisation and depreciation capitalised) of R45 million
2Includes a decrease to the environmental rehabilitation obligation of R85 million (see note 30), decrease to the right of recoverability liability of R7 million and a increase to the right of recoverability asset of R2 million
3Included in the derecognition during the year, is short-term ore reserve development, which was capitalised up to 31 December 2020 and fully depreciated by 2022, and was derecognised as no future economic benefits are expected from its use

Figures in million – SA rand	Notes	Total	Mine development, infrastructure and other	Land, mineral rights and rehabilitation	Exploration and evaluation assets
2021
Cost
Balance at beginning of the year		115,954	90,093	23,823	2,038
Additions[1]		12,809	12,794	(3)	18
Change in estimates of rehabilitation assets[2]		(612)	29	(639)	(2)
Disposals		(254)	(231)	(23)	—
Derecognition of property, plant and equipment[3]		(2,065)	(2,062)	(3)	—
Transfers between classes of property, plant and equipment		—	161	105	(266)
Assets derecognised on loss with dilution in interest in joint operation		(2)	—	—	(2)
Assets derecognised on classification to other investments		(22)	—	—	(22)
Foreign currency translation		4,138	2,432	1,695	11
Balance at end of the year		129,946	103,216	24,955	1,775
Accumulated depreciation, amortisation and impairment
Balance at beginning of the year		55,354	48,657	4,998	1,699
Amortisation and depreciation	4	8,181	7,467	650	64
Impairment	10	5,120	5,025	94	1
Disposals		(210)	(189)	(21)	—
Derecognition of property, plant and equipment[3]		(2,056)	(2,056)	—	—
Depreciation capitalised to inventory		120	120	—	—
Foreign currency translation		943	694	238	11
Balance at end of the year		67,452	59,718	5,959	1,775
Carrying value at end of the year		62,494	43,498	18,996	—
1During the year, amortisation and depreciation on assets used in the development of the Blitz project was capitalised. As a result, additions include non-cash additions (or amortisation and depreciation capitalised) of R69 million
2Includes a decrease to the environmental rehabilitation obligation of R638 million (see note 30.1, decrease to the right of recoverability liability of R9 million and a decrease to the right of recoverability asset of R35 million
3Included in the derecognition during the year, is short-term ore reserve development, which was capitalised up to 31 December 2019 and fully depreciated by 2021, and was derecognised as no future economic benefits are expected from its use